Income taxes - Reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure
Beginning Balance	$ 14.8	$ 16.3
Reduction as a result of lapse of statute of limitations	(11.3)	(1.5)
Ending Balance	$ 3.5	$ 14.8